iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  5 .0%
AUB Group Ltd. .......................... 15,155 $ 311,502
Brambles Ltd. ........................... 180,809 2,761,009
CAR Group Ltd. .......................... 44,289 907,095
Challenger Ltd. .......................... 81,240 508,688
Coles Group Ltd. ......................... 206,592 2,952,873
Computershare Ltd. ....................... 71,850 1,628,377
CSL Ltd. ............................... 57,749 6,645,839
HUB24 Ltd. ............................. 1,992 127,447
National Australia Bank Ltd. .................. 625,061 17,574,675
Netwealth Group Ltd. ...................... 7,611 129,741
Northern Star Resources Ltd. ................. 147,945 2,603,484
Pro Medicus Ltd. ......................... 736 108,091
Qube Holdings Ltd. ....................... 173,721 551,131
SRG Global Ltd. ......................... 56,785 113,458
Steadfast Group Ltd. ...................... 199,051 699,171
Supply Network Ltd.
(a)
...................... 2,690 58,093
Technology One Ltd. ...................... 15,057 279,254
Westpac Banking Corp. .................... 667,442 17,127,573
WiseTech Global Ltd. ...................... 2,521 114,616
55,202,117
a
Austria  —  0 .3%
ANDRITZ AG ........................... 12,810 998,905
OMV AG .............................. 44,893 2,498,180
Telekom Austria AG ....................... 19,851 209,960
3,707,045
a
Belgium  —  0 .2%
Ackermans & van Haaren N.V. ................ 1,768 480,045
Bekaert SA ............................. 7,541 333,869
Elia Group SA/N.V. ........................ 3,916 503,922
Fagron ................................ 5,193 129,569
Lotus Bakeries N.V. ....................... 20 184,092
UCB SA ............................... 3,305 920,860
2,552,357
a
Brazil  —  0 .3%
Banco BTG Pactual SA ..................... 140,770 1,348,559
Localiza Rent a Car SA ..................... 199,961 1,582,601
WEG SA .............................. 76,103 672,290
3,603,450
a
Canada  —  13 .7%
Aecon Group, Inc. ........................ 7,535 171,720
Agnico Eagle Mines Ltd. .................... 24,062 4,080,486
Alimentation Couche-Tard, Inc. ................ 37,129 2,027,751
Atco Ltd. , Class I , NVS ..................... 13,345 548,170
BOYD GROUP, INC. ...................... 276 43,963
Brookfield Asset Management Ltd. , Class A ....... 63,004 3,300,417
BRP, Inc. .............................. 1,341 94,819
Canadian Imperial Bank of Commerce .......... 141,952 12,868,812
Canadian National Railway Co. ............... 68,913 6,815,737
Canadian Tire Corp. Ltd. , Class A , NVS .......... 10,434 1,322,276
Canadian Utilities Ltd. , Class A , NVS ............ 27,073 842,832
CCL Industries, Inc. , Class B , NVS ............. 10,880 687,258
Dollarama, Inc. .......................... 2,753 411,461
DPM Metals, Inc. ......................... 6,033 186,456
Element Fleet Management Corp. ............. 28,132 738,886
Empire Co. Ltd. , Class A , NVS ................ 9,747 338,878
EQB, Inc.
(a)
............................. 2,920 221,018
Finning International, Inc. ................... 10,074 545,848
FirstService Corp. ........................ 1,704 264,995
Fortis, Inc. ............................. 86,709 4,508,072
Security Shares Value
a
Canada (continued)
Franco-Nevada Corp. ...................... 6,817 $ 1,413,067
George Weston Ltd. ....................... 9,383 647,318
GFL Environmental, Inc. .................... 1,797 77,193
Gildan Activewear, Inc. ..................... 11,552 722,047
Great-West Lifeco, Inc. ..................... 49,986 2,465,158
Hydro One Ltd.
(b)
......................... 37,752 1,502,874
iA Financial Corp., Inc. ..................... 10,282 1,332,154
Imperial Oil Ltd. .......................... 17,421 1,505,069
Intact Financial Corp. ...................... 16,455 3,425,512
Kinross Gold Corp. ........................ 28,421 800,522
Linamar Corp. ........................... 2,848 172,140
Loblaw Companies Ltd. .................... 23,910 1,080,919
Magna International, Inc. .................... 51,883 2,765,859
Manulife Financial Corp. .................... 299,591 10,878,741
Maple Leaf Foods, Inc. ..................... 14,161 257,210
Metro, Inc. ............................. 15,879 1,142,899
North West Co., Inc. (The) ................... 7,640 272,247
Open Text Corp. ......................... 41,173 1,340,886
OR Royalties, Inc. ........................ 5,471 193,800
Power Corp. of Canada .................... 89,448 4,754,094
Premium Brands Holdings Corp. ............... 7,421 549,918
Royal Bank of Canada ..................... 184,173 31,397,501
Saputo, Inc. ............................ 24,508 737,624
Stantec, Inc. ............................ 3,578 337,636
Stella-Jones, Inc. ......................... 3,368 208,894
Sun Life Financial, Inc. ..................... 120,012 7,491,624
TFI International, Inc. ...................... 6,782 701,003
TMX Group Ltd. .......................... 21,952 835,345
Toromont Industries Ltd. .................... 4,926 595,944
Toronto-Dominion Bank (The) ................ 289,970 27,329,073
Tourmaline Oil Corp. ....................... 50,903 2,283,412
Waste Connections, Inc. .................... 9,665 1,695,063
Wheaton Precious Metals Corp. ............... 13,909 1,635,173
152,567,774
a
China  —  3 .0%
Agricultural Bank of China Ltd. , Class A .......... 1,791,700 1,972,570
ANTA Sports Products Ltd. .................. 205,400 2,132,991
Apeloa Pharmaceutical Co. Ltd. , Class A ......... 11,100 25,887
Bank of Communications Co. Ltd. , Class A ........ 386,400 401,809
CGN Power Co. Ltd. , Class A ................. 154,700 83,377
China Coal Xinji Energy Co. Ltd. , Class A ......... 37,900 35,909
China Communications Services Corp. Ltd. , Class H . 580,000 334,322
China Construction Bank Corp. , Class A ......... 338,100 450,034
China Foods Ltd. ......................... 142,000 79,186
China Merchants Bank Co. Ltd. , Class A ......... 352,300 2,127,164
China Merchants Bank Co. Ltd. , Class H ......... 792,500 5,391,293
China Overseas Property Holdings Ltd. .......... 240,000 139,506
China Resources Beer Holdings Co. Ltd. ......... 265,000 894,982
Chongqing Rural Commercial Bank Co. Ltd. , Class H 582,000 459,905
CNOOC Energy Technology & Services Ltd. , Class A . 81,300 44,751
ENN Energy Holdings Ltd. ................... 148,600 1,321,780
Foxconn Industrial Internet Co. Ltd. , Class A ....... 40,400 358,594
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 124,000 1,071,817
Haier Smart Home Co. Ltd. , Class H ............ 576,600 1,800,576
Henan Lingrui Pharmaceutical Co. , Class A ....... 12,800 37,981
Hengdian Group DMEGC Magnetics Co. Ltd. , Class A 25,900 72,387
Huaxia Bank Co. Ltd. , Class A ................ 342,400 337,215
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 2,500 43,117
Industrial & Commercial Bank of China Ltd. , Class A . 1,583,900 1,801,251
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 99,300 407,403
Jiangsu King's Luck Brewery JSC Ltd. , Class A ..... 19,400 96,746
Kweichow Moutai Co. Ltd. , Class A ............. 16,800 3,318,556
Lao Feng Xiang Co. Ltd. , Class A .............. 7,900 50,394

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
China (continued)
Luzhou Laojiao Co. Ltd. , Class A .............. 25,800 $ 430,261
Midea Group Co. Ltd. , Class A ................ 126,400 1,415,797
NAURA Technology Group Co. Ltd. , Class A ....... 1,080 71,066
NetEase, Inc. ........................... 178,400 4,910,491
Offshore Oil Engineering Co. Ltd. , Class A ........ 68,300 53,754
Proya Cosmetics Co. Ltd. , Class A ............. 4,600 45,192
Tian Di Science & Technology Co. Ltd. , Class A .... 108,700 90,762
Tsingtao Brewery Co. Ltd. , Class A ............. 14,600 128,077
Tsingtao Brewery Co. Ltd. , Class H ............. 138,000 865,082
WuXi AppTec Co. Ltd. , Class A ................ 13,400 173,932
Xiamen Tungsten Co. Ltd. , Class A ............. 9,600 56,514
ZCZL Industrial Technology Group Co. Ltd. ....... 26,100 91,858
Zhejiang JIULI Hi-tech Metals Co. Ltd. , Class A ..... 14,100 58,470
33,682,759
a
Colombia  —  0 .0%
Grupo de Inversiones Suramericana SA ......... 18,930 270,300
a
Denmark  —  2 .8%
Novo Nordisk A.S. , Class B .................. 609,090 30,892,106
a
Finland  —  0 .2%
Harvia OYJ ............................. 2,055 103,273
Huhtamaki OYJ .......................... 15,635 544,376
Metso OYJ ............................. 88,745 1,544,088
Revenio Group OYJ ....................... 2,422 63,432
2,255,169
a
France  —  10 .6%
Air Liquide SA ........................... 57,831 10,869,562
AXA SA ............................... 465,203 22,320,905
Cie Generale des Etablissements Michelin SCA .... 164,797 5,462,391
Euronext N.V.
(b)
.......................... 10,071 1,512,844
IPSOS SA ............................. 10,124 406,265
Legrand SA ............................ 21,539 3,202,044
L'Oreal SA ............................. 22,826 9,799,560
Publicis Groupe SA ....................... 45,892 4,765,776
Rubis SCA ............................. 25,306 950,175
Sanofi SA .............................. 260,092 25,165,243
Schneider Electric SE ...................... 43,791 11,980,133
Thales SA .............................. 7,677 2,070,992
Valeo SE .............................. 36,840 499,954
Veolia Environnement SA ................... 149,169 5,190,704
Vinci SA ............................... 97,110 13,661,733
117,858,281
a
Germany  —  2 .7%
Atoss Software SE ........................ 803 108,501
Deutsche Boerse AG ...................... 16,112 4,234,576
DWS Group GmbH & Co. KGaA
(b)
............. 6,313 414,915
E.ON SE .............................. 387,464 7,336,600
FUCHS SE ............................. 5,311 186,266
Heidelberg Materials AG .................... 9,339 2,421,199
Nemetschek SE .......................... 2,076 224,603
SAP SE ............................... 56,573 13,745,459
Symrise AG ............................ 11,058 895,936
29,568,055
a
Greece  —  0 .0%
Titan SA ............................... 4,237 261,934
a
Hong Kong  —  1 .1%
AIA Group Ltd. .......................... 1,191,600 12,265,251
First Pacific Co. Ltd. ....................... 496,000 379,706
12,644,957
a
Security Shares Value
a
India  —  1 .8%
ABB India Ltd. ........................... 2,244 $ 129,182
Berger Paints India Ltd. .................... 17,256 103,104
Bharat Electronics Ltd. ..................... 109,858 489,000
Computer Age Management Services Ltd. ........ 14,497 119,692
CRISIL Ltd. ............................. 1,710 82,284
Cummins India Ltd. ....................... 7,755 382,716
Eicher Motors Ltd. ........................ 7,454 606,775
HDFC Asset Management Co. Ltd.
(b)
............ 17,704 526,606
Honeywell Automation India Ltd. ............... 55 20,062
Info Edge India Ltd. ....................... 8,712 129,327
Infosys Ltd. ............................. 569,185 10,250,386
KEI Industries Ltd. ........................ 395 19,622
KPIT Technologies Ltd. ..................... 8,447 110,289
L&T Technology Services Ltd.
(b)
............... 1,691 84,024
LTIMindtree Ltd.
(b)
........................ 4,895 330,610
Mahindra & Mahindra Ltd. ................... 33,355 1,377,530
Mphasis Ltd. ............................ 10,965 340,331
NBCC India Ltd. ......................... 51,541 69,987
NHPC Ltd. ............................. 403,761 356,100
Persistent Systems Ltd. .................... 2,979 207,976
PI Industries Ltd. ......................... 2,374 85,630
Pidilite Industries Ltd. ...................... 17,535 289,284
Polycab India Ltd. ........................ 1,622 137,665
Reliance Industries Ltd. .................... 130,730 2,287,594
Schaeffler India Ltd. ....................... 1,480 64,023
Sun Pharmaceutical Industries Ltd. ............. 50,585 968,591
Supreme Industries Ltd. .................... 3,553 132,675
Tata Elxsi Ltd. ........................... 2,653 154,849
UTI Asset Management Co. Ltd. ............... 9,527 119,863
Varun Beverages Ltd. ...................... 22,550 123,107
ZF Commercial Vehicle Control Systems India Ltd. .. 20 3,311
20,102,195
a
Indonesia  —  0 .5%
Aneka Tambang Tbk ...................... 2,116,700 398,748
Bank Central Asia Tbk PT ................... 9,874,300 4,768,266
Ciputra Development Tbk PT ................. 1,173,400 58,264
Medikaloka Hermina Tbk PT ................. 457,700 37,786
Sumber Alfaria Trijaya Tbk PT ................ 1,459,900 172,583
5,435,647
a
Ireland  —  0 .2%
Glanbia PLC ............................ 24,388 418,161
Kerry Group PLC , Class A ................... 12,433 1,136,160
1,554,321
a
Italy  —  4 .4%
Buzzi SpA .............................. 5,238 316,643
DiaSorin SpA ........................... 2,688 215,731
Enel SpA .............................. 2,032,078 21,128,193
Eni SpA ............................... 596,397 11,305,373
Hera SpA .............................. 165,885 782,209
Interpump Group SpA ...................... 2,847 154,868
Iren SpA ............................... 153,696 460,340
Italgas SpA ............................. 124,181 1,385,064
Poste Italiane SpA
(b)
....................... 127,768 3,207,472
Prysmian SpA ........................... 12,990 1,295,847
Recordati Industria Chimica e Farmaceutica SpA ... 12,625 716,706
Snam SpA ............................. 543,580 3,612,019
SOL SpA .............................. 1,310 75,359
Tenaris SA ............................. 74,284 1,433,374
Terna - Rete Elettrica Nazionale ............... 306,259 3,258,197
49,347,395
a

iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan  —  19 .7%
77 Bank Ltd. (The) ........................ 8,000 $ 385,238
Aica Kogyo Co. Ltd. ....................... 9,300 209,021
Air Water, Inc. ........................... 30,700 442,723
Aisan Industry Co. Ltd. ..................... 4,500 64,366
Ajinomoto Co., Inc. ........................ 46,700 987,237
Alfresa Holdings Corp. ..................... 19,400 301,672
and ST HD Co. Ltd. ....................... 3,100 56,948
Arata Corp. ............................. 3,900 76,621
Arcs Co. Ltd. ............................ 4,500 97,245
As One Corp. ........................... 6,300 96,566
Asahi Group Holdings Ltd. ................... 175,300 1,837,459
Asahi Intecc Co. Ltd. ...................... 7,200 134,967
ASKUL Corp. ........................... 5,700 50,956
Astellas Pharma, Inc. ...................... 265,400 3,532,344
Azbil Corp. ............................. 34,600 314,660
Bandai Namco Holdings, Inc. ................. 21,000 558,938
BayCurrent, Inc. ......................... 6,800 281,953
Belc Co. Ltd. ............................ 1,400 67,399
Blue Zones Holdings Co. Ltd. ................. 1,600 87,094
Bridgestone Corp. ........................ 131,200 2,951,904
Canon Marketing Japan, Inc. ................. 4,100 180,398
Capcom Co. Ltd. ......................... 14,400 334,498
Chiba Bank Ltd. (The) ...................... 73,600 821,399
Cosmos Pharmaceutical Corp. ................ 1,600 81,019
CyberAgent, Inc. ......................... 20,400 173,829
Daido Steel Co. Ltd. ....................... 20,500 209,598
Daifuku Co. Ltd. .......................... 17,900 563,415
Daiichi Sankyo Co. Ltd. ..................... 144,900 3,076,884
Daikin Industries Ltd. ...................... 17,700 2,263,685
Daiwa House Industry Co. Ltd. ................ 71,700 2,381,789
DCM Holdings Co. Ltd. ..................... 12,300 127,676
Dentsu Soken, Inc. ........................ 4,200 73,414
Dexerials Corp. .......................... 11,700 197,019
Dowa Holdings Co. Ltd. .................... 5,400 256,394
DTS Corp. ............................. 16,300 128,141
Ebara Corp. ............................ 27,100 638,741
Elecom Co. Ltd. .......................... 7,800 85,942
EXEO Group, Inc. ........................ 20,200 335,382
Fuji Electric Co. Ltd. ....................... 8,200 621,847
FUJIFILM Holdings Corp. ................... 99,000 2,100,623
Fujitsu Ltd. ............................. 49,400 1,357,655
Fukuda Denshi Co. Ltd. .................... 1,600 77,242
Fukuoka Financial Group, Inc. ................ 23,200 750,416
Funai Soken Holdings, Inc. .................. 11,200 81,952
Future Corp. ............................ 3,500 44,276
Galilei Co. Ltd. .......................... 1,900 46,177
Goldwin, Inc. ............................ 9,300 148,900
Gunma Bank Ltd. (The) .................... 47,200 521,497
Hamakyorex Co. Ltd. ...................... 5,100 57,738
Hanwa Co. Ltd. .......................... 5,200 238,253
Hazama Ando Corp. ....................... 24,600 297,292
Heiwa Real Estate Co. Ltd. .................. 5,800 82,698
Hitachi Ltd. ............................. 159,900 5,014,714
Hogy Medical Co. Ltd.
(c)
.................... 1,300 55,439
Hokuetsu Corp. .......................... 14,600 83,429
Hulic Co. Ltd. ........................... 72,700 795,423
Inpex Corp. ............................. 96,800 1,936,051
Internet Initiative Japan, Inc. ................. 5,800 102,600
ITOCHU Corp. .......................... 580,500 7,335,668
Japan Elevator Service Holdings Co. Ltd. ......... 8,400 93,093
Jeol Ltd. ............................... 4,100 131,772
Kagome Co. Ltd. ......................... 6,000 103,234
Kajima Corp. ............................ 35,200 1,312,520
Kamigumi Co. Ltd. ........................ 11,800 381,583
Security Shares Value
a
Japan (continued)
Kandenko Co. Ltd. ........................ 8,800 $ 282,641
Kao Corp. .............................. 44,000 1,756,109
Katitas Co. Ltd. .......................... 4,000 81,342
KeePer Technical Laboratory Co. Ltd.
(a)
.......... 600 13,484
Kinden Corp. ............................ 7,300 316,654
Kobayashi Pharmaceutical Co. Ltd. ............. 4,200 145,623
Kohnan Shoji Co. Ltd. ...................... 3,900 99,942
Kokuyo Co. Ltd. .......................... 33,000 184,373
Komatsu Ltd. ........................... 142,600 4,525,046
Komeri Co. Ltd. .......................... 1,900 41,534
Kubota Corp. ........................... 97,900 1,387,309
Kurita Water Industries Ltd. .................. 6,400 260,049
Kusuri no Aoki Holdings Co. Ltd. .............. 1,000 29,883
Kyowa Kirin Co. Ltd. ....................... 21,300 342,817
Lasertec Corp. .......................... 3,300 628,790
Life Corp. .............................. 4,000 65,271
Marubeni Corp. .......................... 147,500 4,107,871
Marui Group Co. Ltd. ...................... 25,200 517,701
Maruzen Showa Unyu Co. Ltd. ................ 2,300 120,543
Max Co. Ltd. ............................ 2,000 88,492
MCJ Co. Ltd. ............................ 6,900 71,025
Medipal Holdings Corp. ..................... 18,900 334,583
Meiko Electronics Co. Ltd. ................... 700 47,877
Mitsubishi Corp. .......................... 398,400 9,112,475
Mitsubishi Logistics Corp. ................... 37,800 288,773
Mitsubishi UFJ Financial Group, Inc. ............ 1,302,600 20,673,657
Mitsui & Co. Ltd. ......................... 246,300 7,314,451
Mitsui Chemicals, Inc. ...................... 56,400 721,193
Miura Co. Ltd. ........................... 8,800 170,915
Mizuho Financial Group, Inc. ................. 250,500 9,141,886
Monex Group, Inc. ........................ 28,500 132,255
Monogatari Corp. (The) ..................... 2,400 67,514
MonotaRO Co. Ltd. ....................... 10,700 170,378
Morinaga & Co. Ltd. ....................... 10,700 181,318
MS&AD Insurance Group Holdings, Inc. ......... 166,200 3,901,879
Murata Manufacturing Co. Ltd. ................ 122,900 2,540,091
Nagase & Co. Ltd. ........................ 9,500 231,309
NEC Corp. ............................. 25,800 872,956
NH Foods Ltd. ........................... 7,100 296,468
NHK Spring Co. Ltd. ....................... 16,500 265,854
Nichias Corp. ........................... 4,600 198,773
Nichirei Corp. ........................... 24,400 290,084
Nifco, Inc. .............................. 5,100 157,954
Nippon Gas Co. Ltd. ....................... 12,300 233,262
Nippon Sanso Holdings Corp. ................ 8,900 265,879
Nishimatsuya Chain Co. Ltd. ................. 3,900 50,942
Nishio Holdings Co. Ltd. .................... 2,300 69,544
Nisshin Seifun Group, Inc. ................... 31,400 384,676
Nissui Corp. ............................ 29,700 216,617
Niterra Co. Ltd. .......................... 21,000 925,224
Nitto Denko Corp. ........................ 37,300 888,102
NOF Corp. ............................. 14,000 269,835
Nohmi Bosai Ltd. ......................... 3,800 93,496
Nomura Micro Science Co. Ltd.
(a)
.............. 5,200 99,212
Nomura Real Estate Holdings, Inc. ............. 79,100 488,312
Nomura Research Institute Ltd. ............... 18,100 688,788
Noritake Co. Ltd. ......................... 3,000 109,528
NTT, Inc. .............................. 3,589,500 3,623,566
Obic Co. Ltd. ............................ 18,800 590,107
Okamura Corp. .......................... 12,600 184,358
Okinawa Cellular Telephone Co.
(a)
.............. 3,900 70,500
Olympus Corp. .......................... 41,800 529,993
Open House Group Co. Ltd. ................. 5,600 328,716
Open Up Group, Inc. ...................... 9,300 109,485

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Oracle Corp. ............................ 1,800 $ 151,288
Organo Corp. ........................... 1,300 107,631
Osaka Gas Co. Ltd. ....................... 31,100 1,080,628
PALTAC Corp. ........................... 2,800 86,312
Pan Pacific International Holdings Corp. ......... 75,400 449,150
Persol Holdings Co. Ltd. .................... 264,600 491,097
Pilot Corp. ............................. 3,900 121,568
Raito Kogyo Co. Ltd. ...................... 5,500 118,827
Rinnai Corp. ............................ 9,500 240,365
Rohto Pharmaceutical Co. Ltd. ................ 13,500 226,305
Sakai Moving Service Co. Ltd. ................ 2,700 49,376
Sakata Seed Corp. ........................ 2,600 70,928
Sankyu, Inc. ............................ 5,500 297,260
Sanyo Denki Co. Ltd. ...................... 1,800 48,244
SBS Holdings, Inc. ........................ 2,600 62,651
Sekisui Chemical Co. Ltd. ................... 52,300 879,542
Sekisui House Ltd. ........................ 101,400 2,262,562
Senko Group Holdings Co. Ltd. ............... 14,900 185,779
Seven & i Holdings Co. Ltd. .................. 184,100 2,644,966
Shimadzu Corp. .......................... 15,800 420,621
Shimano, Inc. ........................... 6,100 637,883
Shin-Etsu Polymer Co. Ltd. .................. 4,300 55,058
Shionogi & Co. Ltd. ....................... 80,500 1,457,036
Ship Healthcare Holdings, Inc. ................ 7,200 120,639
SHO-BOND Holdings Co. Ltd. ................ 24,000 203,095
SMS Co. Ltd. ........................... 7,900 68,030
Sompo Holdings, Inc. ...................... 106,300 3,608,055
Sony Group Corp. ........................ 120,200 3,083,247
Starts Corp., Inc. ......................... 3,800 116,252
Sumitomo Bakelite Co. Ltd. .................. 5,000 165,433
Sumitomo Forestry Co. Ltd. .................. 71,900 731,880
Sumitomo Mitsui Financial Group, Inc. ........... 424,000 13,636,439
Sumitomo Mitsui Trust Group, Inc. ............. 94,300 2,873,778
Sumitomo Realty & Development Co. Ltd. ........ 37,200 933,941
Sundrug Co. Ltd. ......................... 7,900 217,169
Sysmex Corp. ........................... 51,300 503,776
T&D Holdings, Inc. ........................ 54,700 1,262,648
Taihei Dengyo Kaisha Ltd. ................... 5,000 69,105
Takeuchi Manufacturing Co. Ltd. .............. 3,600 155,009
TDK Corp. ............................. 95,600 1,352,525
Terumo Corp. ........................... 67,800 985,485
TIS, Inc. ............................... 13,000 436,742
TKC Corp. ............................. 3,900 107,403
Tocalo Co. Ltd. .......................... 7,400 105,205
Tokio Marine Holdings, Inc. .................. 259,500 9,592,703
Tokyo Seimitsu Co. Ltd. .................... 3,400 241,041
Tokyo Tatemono Co. Ltd. .................... 24,900 564,478
Toyota Motor Corp. ....................... 1,374,300 29,515,969
Toyota Tsusho Corp. ....................... 60,600 2,043,383
U-Next Holdings Co. Ltd. .................... 3,500 44,687
Unicharm Corp. .......................... 81,000 462,813
Valor Holdings Co. Ltd. ..................... 3,700 79,607
Yakult Honsha Co. Ltd. ..................... 29,700 464,196
Yamaguchi Financial Group, Inc. .............. 24,800 336,659
Yamaha Motor Co. Ltd. ..................... 161,800 1,199,956
Yokogawa Bridge Holdings Corp. .............. 5,400 104,310
Zensho Holdings Co. Ltd. ................... 2,900 166,180
Zeon Corp. ............................. 29,800 341,059
ZOZO, Inc. ............................. 45,100 371,932
219,045,816
a
Malaysia  —  0 .5%
CIMB Group Holdings Bhd .................. 2,047,300 4,157,484
Gas Malaysia Bhd ........................ 71,500 76,960
Hong Leong Bank Bhd ..................... 159,100 867,740
Security Shares Value
a
Malaysia (continued)
Hong Leong Financial Group Bhd .............. 46,700 $ 219,199
Kelington Group Bhd ...................... 46,200 59,114
Mega First Corp. Bhd ...................... 93,300 77,443
Scientex Bhd ........................... 121,700 104,966
5,562,906
a
Mexico  —  0 .0%
Corporativo Fragua SAB de CV
(a)
.............. 12,591 385,488
a
Netherlands  —  1 .7%
Aegon Ltd. ............................. 328,900 2,557,624
ASR Nederland N.V. ....................... 39,843 2,834,861
Koninklijke KPN N.V. ...................... 863,984 4,037,152
Koninklijke Vopak N.V. ..................... 11,672 520,099
NN Group N.V. .......................... 74,159 5,720,968
Wolters Kluwer N.V. ....................... 31,365 3,248,674
18,919,378
a
Norway  —  0 .2%
Borregaard ASA .......................... 10,842 214,474
Europris ASA
(b)
.......................... 29,561 280,330
Gjensidige Forsikring ASA ................... 29,654 886,308
Sparebanken Norge ....................... 30,918 606,767
TOMRA Systems ASA ..................... 18,162 243,425
2,231,304
a
Philippines  —  0 .1%
International Container Terminal Services, Inc. ..... 96,840 929,302
Manila Electric Co. ........................ 61,830 603,245
1,532,547
a
Poland  —  0 .1%
Asseco Poland SA ........................ 3,788 239,969
Asseco South Eastern Europe SA .............. 4,128 72,441
Dom Development SA ..................... 1,902 135,100
Neuca SA .............................. 270 61,220
508,730
a
Portugal  —  0 .0%
Sonae SGPS SA ......................... 159,935 302,984
a
Saudi Arabia  —  0 .2%
Arab National Bank ....................... 251,733 1,451,230
Dr Sulaiman Al Habib Medical Services Group Co. .. 9,202 630,509
Mouwasat Medical Services Co. ............... 13,524 240,347
2,322,086
a
Singapore  —  0 .1%
Sembcorp Industries Ltd. ................... 193,600 905,005
a
South Africa  —  1 .2%
Bid Corp. Ltd. ........................... 45,434 1,157,442
Bidvest Group Ltd. ........................ 64,831 929,753
Capitec Bank Holdings Ltd. .................. 8,479 2,128,406
FirstRand Ltd. ........................... 1,492,821 8,180,645
PSG Financial Services Ltd. ................. 99,375 163,710
Shoprite Holdings Ltd. ..................... 67,104 1,094,845
13,654,801
a
South Korea  —  0 .4%
Classys, Inc. ............................ 887 33,495
DB Insurance Co. Ltd. ..................... 11,890 1,079,660
Hanil Cement Co. Ltd. ..................... 7,441 92,509
Hankook Tire & Technology Co. Ltd. ............ 16,853 683,009
JB Financial Group Co. Ltd. .................. 25,762 458,711
Kakao Corp. ............................ 1,649 68,765
LIG Nex1 Co. Ltd. ........................ 540 157,335

iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
South Korea (continued)
NICE Information Service Co. Ltd. ............. 7,937 $ 93,741
Samsung Fire & Marine Insurance Co. Ltd. ....... 5,571 1,922,035
Youngone Holdings Co. Ltd. ................. 616 81,888
Yuhan Corp.
(c)
........................... 1,156 89,986
4,761,134
a
Spain  —  2 .2%
Acciona SA ............................. 3,585 780,237
Iberdrola SA ............................ 1,073,490 23,244,698
Vidrala SA ............................. 2,227 235,248
24,260,183
a
Sweden  —  1 .8%
AAK AB ............................... 15,675 447,017
AddTech AB , Class B ...................... 11,950 420,862
Assa Abloy AB , Class B .................... 85,199 3,291,309
Atlas Copco AB , Class A .................... 223,042 3,970,720
Axfood AB ............................. 17,148 539,960
Beijer Alma AB , Class B .................... 3,046 97,760
Bravida Holding AB
(b)
...................... 32,788 318,504
Catena AB ............................. 4,391 215,007
EQT AB ............................... 45,113 1,762,386
Essity AB , Class A ........................ 3,349 96,426
Essity AB , Class B ........................ 93,956 2,701,362
Evolution AB
(b)
........................... 43,203 2,933,548
Getinge AB , Class B ....................... 23,605 557,307
Holmen AB , Class B ....................... 10,148 389,262
Lagercrantz Group AB , Class B ............... 9,918 227,499
Lifco AB , Class B ......................... 7,631 289,205
MIPS AB .............................. 3,590 136,990
Sagax AB , Class B ........................ 18,561 396,982
Sweco AB , Class B ....................... 20,337 331,787
Vitec Software Group AB , Class B ............. 1,741 58,260
Wihlborgs Fastigheter AB ................... 47,839 473,155
19,655,308
a
Switzerland  —  13 .4%
ALSO Holding AG , Registered ................ 631 170,308
Bachem Holding AG ....................... 2,501 187,342
BKW AG .............................. 2,164 459,007
Burckhardt Compression Holding AG ........... 519 355,598
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 62 905,936
Chocoladefabriken Lindt & Spruengli AG , Registered . 7 1,026,592
Cie Financiere Richemont SA , Class A, Registered .. 46,028 9,925,980
Cie Financiere Tradition SA , Bearer ............ 209 75,380
DKSH Holding AG ........................ 7,371 529,901
Emmi AG , Registered ...................... 239 221,233
Geberit AG , Registered ..................... 3,366 2,614,110
Givaudan SA , Registered ................... 850 3,362,810
Logitech International SA , Registered ........... 9,682 982,897
Nestle SA , Registered ..................... 334,182 33,170,612
Novartis AG , Registered .................... 245,418 33,817,590
Roche Holding AG , Bearer .................. 3,214 1,357,227
Roche Holding AG , NVS .................... 79,059 32,649,007
Siegfried Holding AG , Registered
(c)
............. 1,414 132,735
Sika AG , Registered ....................... 18,032 3,660,955
Swiss Life Holding AG , Registered ............. 5,650 6,507,918
Temenos AG , Registered ................... 4,746 471,999
UBS Group AG , Registered .................. 342,197 15,800,799
148,385,936
a
Taiwan  —  3 .5%
Airtac International Group ................... 15,000 442,082
Alchip Technologies Ltd. .................... 5,000 558,127
Security Shares Value
a
Taiwan (continued)
Allis Electric Co. Ltd. ...................... 29,902 $ 94,309
Asia Vital Components Co. Ltd. ............... 12,000 575,936
Bora Pharmaceuticals Co. Ltd. ................ 8,000 123,865
Chief Telecom, Inc. ....................... 6,000 71,696
Chung-Hsin Electric & Machinery Manufacturing Corp. 62,000 294,558
Getac Holdings Corp. ...................... 101,000 375,527
Kuo Toong International Co. Ltd. ............... 50,000 88,185
Lotes Co. Ltd. ........................... 14,155 583,633
Pegavision Corp. ......................... 9,000 81,520
Primax Electronics Ltd. ..................... 117,000 285,306
Taiwan Hon Chuan Enterprise Co. Ltd. .......... 67,000 257,903
Taiwan Sakura Corp. ...................... 54,000 143,734
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 675,000 33,181,148
Wistron Corp. ........................... 386,000 1,844,704
39,002,233
a
Turkey  —  0 .1%
Aksa Akrilik Kimya Sanayii A.S. ............... 332,124 75,903
Coca-Cola Icecek A.S. ..................... 82,225 112,515
Enerjisa Enerji A.S.
(a) (b)
..................... 39,289 82,625
Ford Otomotiv Sanayi A.S. .................. 119,182 256,960
Haci Omer Sabanci Holding A.S. .............. 229,635 449,723
977,726
a
United Kingdom  —  7 .3%
AJ Bell PLC ............................ 40,149 238,772
Ashtead Group PLC ....................... 35,116 2,394,182
Auto Trader Group PLC
(b)
................... 76,330 602,195
Aviva PLC ............................. 848,687 7,803,609
BAE Systems PLC ........................ 290,811 6,693,033
British American Tobacco PLC ................ 532,109 30,165,619
Bunzl PLC ............................. 53,078 1,482,149
Chemring Group PLC ...................... 20,539 130,309
Clarkson PLC ........................... 3,694 189,528
Coca-Cola HBC AG , Class DI
(c)
............... 23,807 1,231,621
Cranswick PLC .......................... 5,272 352,122
Croda International PLC .................... 25,086 910,066
DCC PLC .............................. 20,262 1,262,296
Diploma PLC ........................... 7,034 500,456
Drax Group PLC ......................... 61,050 688,787
Fevertree Drinks PLC ...................... 10,444 114,864
Gamma Communications PLC ................ 9,761 121,574
Halma PLC ............................. 11,755 557,949
Hikma Pharmaceuticals PLC ................. 31,405 654,698
Hill & Smith PLC ......................... 8,860 254,308
JTC PLC
(b)
............................. 7,897 136,679
Kainos Group PLC ........................ 10,240 138,283
Keller Group PLC ........................ 10,851 243,679
London Stock Exchange Group PLC ............ 36,351 4,372,609
Man Group PLC ......................... 345,754 1,061,812
Morgan Sindall Group PLC .................. 6,107 382,785
Paragon Banking Group PLC ................. 48,111 554,154
Pearson PLC ........................... 80,196 1,133,894
QinetiQ Group PLC ....................... 49,153 291,260
RELX PLC ............................. 194,634 7,841,184
Sage Group PLC (The) ..................... 93,239 1,356,113
Severn Trent PLC ........................ 57,936 2,175,559
Smiths Group PLC ........................ 31,832 1,006,854
Softcat PLC ............................ 12,562 239,119
Spirax Group PLC ........................ 8,495 776,418
United Utilities Group PLC ................... 146,998 2,361,733
Vesuvius PLC ........................... 57,245 305,333
80,725,605
a

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
United States  —  0 .1%
RB Global, Inc. .......................... 10,576 $ 1,088,845
a
Total Common Stocks — 99.4%
(Cost: $ 931,119,578 ) ................................ 1,105,733,877
a
Preferred Stocks
Brazil  —  0 .0%
Localiza Rent a Car SA
(c)
.................... 7,691 58,245
a
Colombia  —  0 .0%
Grupo de Inversiones Suramericana SA , Preference
Shares , NVS .......................... 19,040 214,411
a
Germany  —  0 .1%
FUCHS SE , Preference Shares , NVS ........... 9,941 442,739
a
South Korea  —  0 .0%
Samsung Fire & Marine Insurance Co. Ltd. , NVS ,
5.04% .............................. 666 174,330
a
Total Preferred Stocks — 0.1%
(Cost: $ 808,698 ) ................................... 889,725
a
Total Long-Term Investments — 99.5%
(Cost: $ 931,928,276 ) ................................ 1,106,623,602
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 577,807 $ 578,096
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 814,003 814,003
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,392,081 ) .................................. 1,392,099
Total Investments —  99.6%
(Cost: $ 933,320,357 ) ................................ 1,108,015,701
Other Assets Less Liabilities — 0 .4% ...................... 4,161,367
Net Assets — 100.0% ................................. $ 1,112,177,068
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 487,433  $ 90,637
(a)
$ —  $ 8  $ 18  $ 578,096  577,807  $ 21,552
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,750,000  —  (1,935,997)
(a)
—  —  814,003  814,003  58,403  —
$ 8  $ 18
$ 1,392,099
$ 79,955  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index .................................................................... 2 03/19/26 $ 543 $ (1,541)
MSCI EAFE Index .................................................................... 28 03/20/26 4,063 8,382
$ 6,841

iShares
®
International Dividend Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 168,078,325  $ 937,655,552  $ —  $ 1,105,733,877
Preferred Stocks ......................................... 272,656  617,069  —  889,725
Short-Term Securities
Money Market Funds ...................................... 1,392,099  —  —  1,392,099
$ 169,743,080  $ 938,272,621  $ —  $ 1,108,015,701
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 8,382  $ —  $ —  $ 8,382
Liabilities
Equity Contracts ........................................... (1,541) —  —  (1,541)
$ 6,841  $ —  $ —  $ 6,841
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company
NVS Non-Voting Shares